Material accounting policy information (Tables)	12 Months Ended
Dec. 31, 2024
Material accounting policy information
Summary of revised standards and interpretations are issued but are not yet effective

		Planned
		application by
	Effective	Sportradar in
Standard or interpretation	date	reporting year
Amendments to IFRS 9 and IFRS 7: Classification and Measurement of Financial Instruments	January 1, 2026	2026
Annual Improvements to IFRS Accounting Standards - Volume 11	January 1, 2026	2026
Amendments to IFRS 9 and IFRS 7: Contracts Referencing Nature-dependent Electricity	January 1, 2026	2026
IFRS 18: Presentation and Disclosure in Financial Statements	January 1, 2027	2027
IFRS 19: Subsidiaries without Public Accountability: Disclosures	January 1, 2027	2027
Amendments to IAS 21: Translation to a Hyperinflationary Presentation Currency	January 1, 2027	2027